SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Use of Estimates in Preparation of Financial Statements
A.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Financial Statements in U.S. Dollars
B.	Financial Statements in U.S. Dollars

The reporting currency of the Company is the U.S. dollar ("dollar" or "$"). The currency of the primary economic environment in which the operations of the Company are conducted is the dollar, and the dollar has been determined to be the Company's functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured into dollars in accordance with the principles set forth in ASC 830 (“Foreign Currency Matters”). All exchange gains and losses from re-measurement of monetary balance sheet items resulting from transactions in non-dollar currencies are reflected in the statements of operations as they arise.

Cash Equivalents
C.	Cash Equivalents
Cash equivalents consist of short-term, highly liquid investments that are readily convertible into cash with original maturities when purchased of three months or less.

Allowance for doubtful accounts
D.	Allowance for doubtful accounts

The allowance for doubtful accounts has been made on the specific identification basis. The Company maintains an allowance for doubtful accounts, which management believes adequately covers all anticipated losses in respect of trade receivables. As of December 31, 2015 and December 31, 2014 no amounts for doubtful accounts were required.

Inventories
E.	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials, components and finished products - on the moving average basis.

Work-in-process - based on actual manufacturing costs.

Property and Equipment, Net
F.	Property and Equipment, Net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of assets, as follows:

Computers and equipment 3-7 years
Furniture and fixtures 10-15 years

The Company periodically assesses the recoverability of the carrying amount of property and equipment based on expected undiscounted cash flows. If an asset’s carrying amount is determined to be not recoverable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10 (formerly known as SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets”).

Revenue Recognition
G.	Revenue Recognition

The Company recognizes revenue upon the shipment of its products to the customer provided that persuasive evidence of an arrangement exists, title has been transferred, the price is fixed, collection of resulting receivables is probable and there are no remaining significant obligations. The Company generally provides a warranty period for up to 12 months at no extra charge. No warranty provision has been recorded for any of the reported periods, since based on the past experience, such amounts have been insignificant.

Net Profit (Loss) Per Ordinary Share
H.	Net Profit (Loss) Per Ordinary Share

Basic and diluted net profit (loss) per share have been computed in accordance with ASC 260-10 (formerly SFAS No. 128, “Earnings per Share”) using the weighted average number of ordinary shares outstanding. Basic profit (loss) per share excludes any dilutive effect of options and warrants.

Stock-based compensation
I.	Stock-based compensation

The Company applies ASC 718-10 (formerly SFAS No. 123(R), “Share Based Payment”). The Company’s net profits (loss) for the years ended December 31, 2015, 2014 and 2013 includes $0 of compensation expenses related to the Company’s share-based compensation awards, respectively.

For purposes of estimating fair value in, the Company utilized the Black-Scholes option-pricing model. The following assumptions were utilized in such calculations for the years 2015, 2014 and 2013:

	2 0 1 5	2 0 1 4	2 0 1 3

Risk-free interest rate	None	None	0.58%
Expected life (in years)	None	None	2
Expected volatility	None	None	39.56%
Expected dividend yield	None	None	0%

The Company determines the expected life used in fair valuation of newly granted awards, based on its past experience.

The Company believes that this calculation provides a reasonable estimate of expected life for the Company’s employee stock options. No adjustments to previous years assumptions have been made.

The grant date fair value of the Restricted Stock Units (RSU) was determined using the closing price of the Company’s stock on the day of issuance.

The Company determined the risk-free interest rate in accordance with ASC 718-10-55-28. The Company uses U.S. treasury zero-coupon issues with remaining time equal the expected term.

Equity instruments issued to other than employees for acquiring, or in conjunction with selling, goods or services
J.	Equity instruments issued to other than employees for acquiring, or in conjunction with selling goods or services

The Company applies ASC 505-50 (formerly EITF 96-18), (“accounting for equity instruments issued to other than employees for acquiring, or in conjunction with selling, goods or services”). The Company’s compensation expenses related to the Company’s equity-based compensation awards for the year ended December 2015, 2014 and 2013 were not material.

Concentrations of Credit Risk
K.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities and trade receivables.

(i)
As of December 31, 2015, the Company had cash and cash equivalents that totaled to $4,573 all of which are deposited in a major Israeli financial institution. As of December 31, 2014, the Company had cash and cash equivalents that totaled to $4,537 all of which were deposited in a major Israeli financial institution. Management believes that the financial institutions holding the Company's cash and cash equivalents and its deposits are financially sound.

(ii)	Most of the Company's revenues are generated in Asia and Europe from a few major customers (see Note 10). The Company generally does not require security from its customers.

Fair Value of Financial Instruments
L.	Fair Value of Financial Instruments

The financial instruments of the Company consist mainly of cash and cash equivalents, current accounts receivable, accounts payable and accruals. In view of their nature, the fair value of the financial instruments included in working capital of the Company is usually identical or substantially similar to their carrying amounts.